CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 06, 2022	May 31, 2022	Dec. 31, 2021
Allowance for doubtful accounts		$ 162,635			$ 100,000
Redeemable convertible preferred stock, par value (in dollars per share)					$ 0.0001
Redeemable convertible preferred stock, shares authorized					7,636,950
Redeemable convertible preferred stock, shares issued					7,314,578
Redeemable convertible preferred stock, shares outstanding					7,314,578
Redeemable convertible preferred stock, liquidation preference					$ 52,482,999
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000			36,038,535
Common stock, shares issued	16,041,464	16,041,464	16,041,464		24,566,386
Common stock, shares outstanding	16,041,464	16,041,464	16,041,464		24,566,386
Series B redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)					$ 0.0001
Redeemable convertible preferred stock, shares authorized					7,610,700
Redeemable convertible preferred stock, shares issued					7,288,333
Redeemable convertible preferred stock, shares outstanding					7,288,333
Redeemable convertible preferred stock, liquidation preference					$ 26,237,999
Series A redeemable convertible preferred stock
Redeemable convertible preferred stock, par value (in dollars per share)		$ 10		$ 10	$ 0.0001
Redeemable convertible preferred stock, shares authorized				5,945	26,250
Redeemable convertible preferred stock, shares issued					26,245
Redeemable convertible preferred stock, shares outstanding					26,245
Redeemable convertible preferred stock, liquidation preference					$ 26,245,000